SUNAMERICA FOCUSED SERIES, INC.
                          FOCUSED TECHNOLOGY PORTFOLIO
                                (the "Portfolio")

              Supplement to the Prospectus Dated February 28, 2006

         In the section titled, "Information about the Advisers," the disclosure with respect to Mitchell Rubin of BAMCo, Inc. ("BAMCo"), as portfolio manager to a portion of the assets of the Portfolio is replaced in its entirety with the following:

------------------------------------------------------------------------------------------------------------------------
                                NAME, TITLE AND
                                AFFILIATION OF
PORTFOLIO                       PORTFOLIO MANAGER          EXPERIENCE
------------------------------------------------------------------------------------------------------------------------
Focused Technology Portfolio    Michael Lippert, J.D.,     Mr. Lippert is also the portfolio manager of the Baron
                                C.F.A.                     iOpportunity Fund.  Prior to joining Baron Capital, Inc. in
                                Portfolio Manager          December 2001, Mr. Lippert was a research analyst and
                                (BAMCO)                    general counsel for JLF Asset Management.  From 2000 to
                                                           2001, Mr. Lippert was a partner in the law firm of Baker
                                                           Botts LLP.
------------------------------------------------------------------------------------------------------------------------

                         SUNAMERICA FOCUSED SERIES, INC.
                          FOCUSED TECHNOLOGY PORTFOLIO
                                (the "Portfolio")

              Supplement to the Statement of Additional Information
                             Dated February 28, 2006

         In the section titled "Adviser, Personal Securities Trading, Distributor and Administrator" under the heading "Additional Information about the Portfolio Managers" the disclosure with respect to Mitchell Rubin's management of a portion of the assets of the Portfolio, is deleted and replaced in its entirety with the following:

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER

         The portfolio manager primarily responsible for the day-to-day management of a portion of the assets of the Portfolio, as provided in the Prospectus ("Portfolio Managers"), is also engaged in the management of other accounts. The total number of other accounts managed by the Portfolio Manager (whether managed as part of a team or individually) and the total assets in those accounts, as of March 3, 2006, is provided in the table below:

---------------------------------------------------------------------------------------------------------
Name of Portfolio Manager   Type of Account           Number of Accounts        Total Assets Managed
                                                                                in Accounts ($millions)
---------------------------------------------------------------------------------------------------------
Michael Lippert             RIC                       1                         $167
                            -----------------------------------------------------------------------------
                            OPI                       None                      N/A
                            -----------------------------------------------------------------------------
                            OA                        None                      N/A
                            -----------------------------------------------------------------------------


ADDITIONAL INFORMATION ON PORTFOLIO MANAGERS' COMPENSATION

         Mr. Baron's compensation is fixed, based on a three year contract that expired February 28, 2006. A new multi-year contract on the same general terms is being negotiated. His compensation includes a fixed base salary and a bonus that is roughly equivalent to 40% of his base salary. The terms of his contract were based on Mr. Baron's role as BAMCo's founder, chief executive officer, chief investment officer, and his position as portfolio manager for the majority of BAMCo's assets under management. Consideration was given to Mr. Baron's reputation, the long-term performance records of the funds under his management, and the profitability of BAMCo. In addition to his cash compensation, Mr. Baron benefits from a line of credit that is guaranteed by Baron Capital.

         The compensation for Mr. Lippert includes a base salary and an annual bonus. His bonus is subjectively determined by BAMCo's chief executive officer. It is based on the assessment of Mr. Lippert's individual long-term investment performance, his respective overall contribution to BAMCo, and BAMCo's profitability.




March 30, 2006